                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year Ended:  December 31, 1999

Check here if Amendment [ ]; Amendment Number:_________
This Amendment:         [ ] is a restatement
                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                   Taconic Capital Advisors LLC
Address:                375 Park Avenue, Suite 1904
                        New York, NY  10152

Form 13F File Number:  28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Robin S. Rothstein
Chief Financial Officer
(212) 209-3150

Signature, Place, and Date of Signing:

/s/ Robin S. Rothstein               Washington, DC           February 14, 2000
----------------------               --------------           -----------------


Report Type (Check only one):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.



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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                              0
                                                      ----------------
Form 13F Information Table Entry Total:                        72
                                                      ----------------
Form 13F Information Table Value Total:                   198,597
                                                      ----------------
                                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

   NONE

                           FORM 13F INFORMATION TABLE

                                                                                    VALUE              SHRS OR           SH/
            NAME OF ISSUER                  TITLE OF CLASS        CUSIP             (x$1000)            PRN AMT          PRN
            --------------                  --------------        -----             --------            -------          ---
AMFM INC.                                       common          001693100             1565               20,000           SH
Advanced Comm Sys                               common          00750X109              767               40,100           SH
Air Express Intl Corp                           common          009104100             3425              106,000           SH
Allstate Corp                                   common          020002101             4035              167,700           SH
Alza Corp                                       common          022615108              866               25,000           SH
Arcadia Financial                               common          039101100              577              130,000           SH
Ardent Software Inc                             common          039794102             1755               45,000           SH
BankNorth Grp Inc DEL                           common          06646L100              466               17,430           SH
Boise Cascade Office Prod                       common          097403109              150               10,000           SH
Burlington res Inc                              common          122014103             7232              218,750           SH
CBS Corporation                                 common          12490K107             8359              130,741           SH
Cadillac Fairview Corp                          common          126929207             1150               50,000           SH
Capital Re Corp                                 common          140432105              749               54,700           SH
Clarify Inc                                     common          180492100             6287               49,900           SH
Consolidated Nat Gas Co                         common          209615103             3831               59,000           SH
DII Group Inc                                   common          232949107             1923               27,100           SH
Double Click Inc                                common          258609304             3416               13,500           SH
ESAT Telecom Group PLC                         Spns ADR         26883Y102              229                2,500           SH
Eastern Enterprises                             common          27637F100             2872               50,000           SH
Exxon Mobil Corp                                common          30231G102             3182               39,500           SH
Fifth Third Bancorp                             common          337358105             1004               13,678           SH
First SEC Corp Del                              common          336294103             1787               70,000           SH
First Un Corp                                   common          337358105             3409              103,492           SH
Foremost Corp of Amer                           common          345469100             1135               40,000           SH
Friede Goldman Intl                             common          358430106              459               66,100           SH
General Electric Co                             common          369604103             3234               20,900           SH
General Instr Corp DEL                          common          370120107             7650               90,000           SH
Genesys Telecomm                                common          371931106             3407               63,100           SH
Hilton Hotels Corp                              common          432848109              598               62,540           SH
Illinois Tool Wks Inc                           common          452308109             4750               70,300           SH
Integrated Sys Inc                              common          45812M104             3091               92,100           SH
Isocor                                          common          464902105             2253               51,800           SH
Jones Intercable Inc                             CL A           480206200              353                5,100           SH
MCN Energy Group Inc                            common          55267J100             1598               67,300           SH
MMI Cos Inc                                     common          553087107              474               55,000           SH

                                    PUT/            INVESTMENT         OTHER                          VOTING AUTHORITY
            NAME OF ISSUER          CALL            DISCRETION       MANAGERS               SOLE              SHARED           NONE
            --------------          ----            ----------       --------               ----              ------           ----
AMFM INC.                                                 sole                             20,000
Advanced Comm Sys                                         sole                             40,100
Air Express Intl Corp                                     sole                            106,100
Allstate Corp                                             sole                            167,700
Alza Corp                                                 sole                             25,000
Arcadia Financial                                         sole                            130,000
Ardent Software Inc                                       sole                             45,000
BankNorth Grp Inc DEL                                     sole                             17,430
Boise Cascade Office Prod                                 sole                             10,000
Burlington res Inc                                        sole                            218,750
CBS Corporation                                           sole                            130,741
Cadillac Fairview Corp                                    sole                             50,000
Capital Re Corp                                           sole                             54,700
Clarify Inc                                               sole                             49,900
Consolidated Nat Gas Co                                   sole                             59,000
DII Group Inc                                             sole                             27,100
Double Click Inc                                          sole                             13,500
ESAT Telecom Group PLC                                    sole                              2,500
Eastern Enterprises                                       sole                             50,000
Exxon Mobil Corp                                          sole                             39,500
Fifth Third Bancorp                                       sole                             13,678
First SEC Corp Del                                        sole                             70,000
First Un Corp                                             sole                            103,492
Foremost Corp of Amer                                     sole                             40,000
Friede Goldman Intl                                       sole                             66,100
General Electric Co                                       sole                             20,900
General Instr Corp DEL                                    sole                             90,000
Genesys Telecomm                                          sole                             63,100
Hilton Hotels Corp                                        sole                             62,540
Illinois Tool Wks Inc                                     sole                             70,300
Integrated Sys Inc                                        sole                             92,100
Isocor                                                    sole                             51,800
Jones Intercable Inc                                      sole                              5,100
MCN Energy Group Inc                                      sole                             67,300
MMI Cos Inc                                               sole                             55,000

Maker Comm Inc                                  common          560875106              962               22,500           SH
MediaOne Group Inc.                             common          58440J104             4609               60,000           SH
Medtronic Inc                                   common          585055106             2011               55,200           SH
Merchants Bancorp Inc Del                       common          588438101             1302               45,900           SH
MidAmer Energy Hldgs                            common          59562V107             6097              181,000           SH
Netmoves Corporation                            common          64116A104              438               62,600           SH
New England Elec Sys                            common          644001109             3897               75,300           SH
Nfront Inc                                      common          65334N109              500               25,000           SH
Nortel Networks Corp                            common          656569100             5172               51,212           SH
Oak Inds Inc                                    com new         671400505             2547               24,000           SH
Omnipoint Corp                                  common          68212D102             4174               34,600           SH
Ontrack Data Intl                               common          683372106             1002               83,100           SH
Optical Coating Lab Inc                         common          683829105             5476               18,500           SH
PIMCO Advisors Hldg LP                        UT Ltd Part       69338P102             2789               74,000           SH
Pechiney                                       Spnsr ADR        705151207             2360               65,000           SH
Pharmacia & Upjohn Inc                          common          716941109             1125               25,000           SH
Pierce Leahy Corp                               common          720722107             2517               58,200           SH
Pittway USD CL-A                                 CL A           725790208             2689               60,000           SH
Providence Energy Corp                          common          743743106             1173               31,600           SH
PSINET Inc.                                     common          74437C101             2121               34,354           SH
Ragen Mackenzie Group                           common          750642100             1154               64,100           SH
Reynolds Metals Co                              common          761763101             1916               25,000           SH
Safeskin Corp                                   common          786454108             3527              290,900           SH
Scottish Power PLC                             Spnsr ADR        81013T705             2777               99,180           SH
Shire Pharmaceuticals Grp                      Spnsr ADR        82481R106             4081              140,134           SH
Texas Instrs Inc                                common          882508104             3227               33,400           SH
Total Fina SA                                  Spnsr ADR        89151E109             5367               81,400           SH
Transportation Tech Inds                        common          89388T101              228               12,600           SH
UST Corp                                        common          902900109             6906              217,500           SH
Union Carbide Corp                              common          905581104             5387               80,700           SH
US West Inc New                                 common          91273H101             4680               65,000           SH
Warner Lambert Co                               common          934488107             3482               42,500           SH
Washington Mutual Inc                           common          939322103             1602               61,900           SH
Westwood One Inc                                common          961815107             4047               53,250           SH
Weyerhaeuser Co                                 common          962166104             6987               97,300           SH
Worldtalk Communications                        common          98155G101             1717               85,600           SH
AMDOCS Ltd.                                       ORD           G02602103              513               14,868           SH
                                                                                  ---------
TOTAL VALUE                                                                         198597



Maker Comm Inc                                                   sole                                     22,500
MediaOne Group Inc.                                              sole                                     60,000
Medtronic Inc                                                    sole                                     55,200
Merchants Bancorp Inc Del                                        sole                                     45,900
MidAmer Energy Hldgs                                             sole                                    181,000
Netmoves Corporation                                             sole                                     62,600
New England Elec Sys                                             sole                                     75,300
Nfront Inc                                                       sole                                     25,000
Nortel Networks Corp                                             sole                                     51,212
Oak Inds Inc                                                     sole                                     24,000
Omnipoint Corp                                                   sole                                     34,600
Ontrack Data Intl                                                sole                                     83,100
Optical Coating Lab Inc                                          sole                                     18,500
PIMCO Advisors Hldg LP                                           sole                                     74,000
Pechiney                                                         sole                                     65,000
Pharmacia & Upjohn Inc                                           sole                                     25,000
Pierce Leahy Corp                                                sole                                     58,200
Pittway USD CL-A                                                 sole                                     60,000
Providence Energy Corp                                           sole                                     31,600
PSINET Inc.                                                      sole                                     34,354
Ragen Mackenzie Group                                            sole                                     64,100
Reynolds Metals Co                                               sole                                     25,000
Safeskin Corp                                                    sole                                    290,900
Scottish Power PLC                                               sole                                     99,180
Shire Pharmaceuticals Grp                                        sole                                    140,134
Texas Instrs Inc                                                 sole                                     33,400
Total Fina SA                                                    sole                                     81,400
Transportation Tech Inds                                         sole                                     12,600
UST Corp                                                         sole                                    217,500
Union Carbide Corp                                               sole                                     80,700
US West Inc New                                                  sole                                     65,000
Warner Lambert Co                                                sole                                     42,500
Washington Mutual Inc                                            sole                                     61,900
Westwood One Inc                                                 sole                                     53,250
Weyerhaeuser Co                                                  sole                                     97,300
Worldtalk Communications                                         sole                                     85,600
AMDOCS Ltd.                                                      sole                                     14,868

TOTAL VALUE